222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com

May 2, 2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)
File Nos. 333-05265 and 811-07655

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information for the Driehaus Active Income Fund, the Driehaus Select Credit Fund and the Driehaus Event Driven Fund, and the form of Statement of Additional Information for the Driehaus Micro Cap Growth Fund, the Driehaus Mid Cap Growth Fund, the Driehaus Global Growth Fund, the Driehaus International Small Cap Growth Fund, the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund and the Driehaus Emerging Markets Small Cap Growth Fund, all dated April 30, 2014, as filed on April 25, 2014 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jennifer M. Goodman

Jennifer M. Goodman

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